Significant Accounting Policies (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
aug_WorkExpendituresIncurredApplyingToFlowthroughShares
Cash equivalents	$ 0	$ 0